Investments	12 Months Ended
Dec. 31, 2017
Rio Tinto plc [member]
Disclosure Of Investments In Subsidiaries Joint Ventures And Associates [Abstract]
Investments
Strategic report	Governance report	Financial statements	Production, reserves and operations	Additional information

B Investments

	2017 US$m	2016 US$m
Investments in Group companies:
At 1 January	36,050	36,180
Additions	45	58
Disposals	-	(160)
Other adjustments	(2)	(28)
At 31 December	36,093	36,050

At 31 December 2017 the Company had the following principal subsidiaries:

Company	Principal activity	Country of incorporation	Percentage shareholding
Rio Tinto International Holdings Limited	Holding company	UK	100
Rio Tinto European Holdings Limited	Holding company	UK	100

In accordance with Section 409 of the UK Companies Act 2006, a full list of related undertakings is disclosed in the consolidated financial statements (note 46).

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